S000035915 [Member] Expense Example - iShares GNMA Bond ETF - iShares GNMA Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 138